Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	PETROCHINA CO LTD
Entity Central Index Key	0001108329
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP	KPMG Huazhen LLP
Auditor Firm ID	1424	1186
Auditor Location	Shanghai	Beijing, China
Entity File Number	1-15006
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	9 Dongzhimen North Street
Entity Address, City or Town	Dongcheng District
Entity Address, Postal Zip Code	100007
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	9 Dongzhimen North Street
Entity Address, City or Town	Dongcheng District
Entity Address, Postal Zip Code	100007
Contact Personnel Name	Chai Shouping
City Area Code	8610
Local Phone Number	59982622
Contact Personnel Fax Number	(8610) 62099557
Contact Personnel Email Address	zhouyunpeng@petrochina.com.cn
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	161,922,077,818
H shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,098,900,000
No Trading Symbol Flag	true
Title of 12(b) Security	H Shares, par value RMB1.00 per share
ADS [Member]
Document Information [Line Items]
Trading Symbol	PTR
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing 100